Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity securities
Amortized cost	$ 2,400	$ 2,400
Estimated fair value	2,400	2,400
Carrying value	2,400	2,400
Available-for-sale securities
Amortized cost	5,372,594	5,423,189
Gross unrealized gains	65,104	119,670
Gross unrealized losses	(133,119)	(17,844)
Total investment securities	5,304,579	5,525,015
Estimated fair value
Available-for-sale securities
Total investment securities	5,304,579	5,525,015
Carrying value
Available-for-sale securities
Total investment securities	5,304,579	5,525,015
Other securities
Held-to-maturity securities
Amortized cost	2,400	2,400
Estimated fair value	2,400	2,400
Carrying value	2,400	2,400
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost	5,096,165	5,186,652
Gross unrealized gains	56,110	94,585
Gross unrealized losses	(124,574)	(16,033)
Residential mortgage-backed securities | Estimated fair value
Available-for-sale securities
Total investment securities	5,027,701	5,265,204
Residential mortgage-backed securities | Carrying value
Available-for-sale securities
Total investment securities	5,027,701	5,265,204
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Total investment securities	1,799,807	2,035,742
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Total investment securities	3,200,042	3,196,602
Mortgage-backed securities by non-government entities
Available-for-sale securities
Total investment securities	27,852	32,860
Obligations of states and political subdivisions
Available-for-sale securities
Amortized cost	248,354	216,962
Gross unrealized gains	8,063	23,504
Gross unrealized losses	(8,007)	(1,791)
Obligations of states and political subdivisions | Estimated fair value
Available-for-sale securities
Total investment securities	248,410	238,675
Obligations of states and political subdivisions | Carrying value
Available-for-sale securities
Total investment securities	248,410	238,675
Equity Securities
Available-for-sale securities
Amortized cost	28,075	19,575
Gross unrealized gains	931	1,581
Gross unrealized losses	(538)	(20)
Equity Securities | Estimated fair value
Available-for-sale securities
Total investment securities	28,468	21,136
Equity Securities | Carrying value
Available-for-sale securities
Total investment securities	$ 28,468	$ 21,136